UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21996

Greenwich Advisors Trust

(Exact name of registrant as specified in charter)

 330 Railroad Avenue; Greenwich, CT 06830

(Address of principal executive offices)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

2/28

Date of reporting period:  11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Greenwich Advisors India Select Fund
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)
	Shares		Value

		COMMON STOCK - 83.9%
		AGRICULTURE - 2.0%
	2,424	ITC Ltd.	$ 13,426

		AUTO MANUFACTURERS - 6.4%
	1,541	Mahindra & Mahindra Ltd.	34,147
	615	Tata Motors Ltd.	8,794
			42,941
		BANKS - 5.5%
	377	HDFC Bank Ltd.	14,339
	1,220	ICICI Bank Ltd.	22,801
			37,140
		BUILDING MATERIALS - 3.3%
	1,607	Ambuja Cements Ltd.	3,192
	250	Grasim Industries Ltd.	12,840
	2,438	India Cements Ltd.	5,858
			21,890
		CHEMICALS - 1.5%
	3,220	United Phosphorus Ltd.	10,351

		COMPUTERS - 6.7%
	551	Infosys Technologies Ltd.	28,197
	1,142	Tata Consultancy Services Ltd.	16,908
			45,105
		COSMETICS/PERSONAL CARE - 1.4%
	2,855	Dabur India Ltd.	9,714

		DIVERSIFIED FINANCIAL SERVICES - 2.8%
	320	Housing Development Finance Corp.	19,076

		ELECTRICAL COMPONENTS & EQUIPMENT - 4.3%
	819	ABB Ltd.	13,056
	337	Bharat Heavy Electricals Ltd.	16,284
			29,340
		ENGINEERING & CONSTRUCTION - 10.6%
	8,135	Jaiprakash Associates Ltd.	39,672
	910	Larsen & Toubro Ltd.	31,598
			71,270
		INSURANCE - 1.1%
	432	Reliance Capital Ltd.	7,753

Greenwich Advisors India Select Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2009 (Unaudited)
	Shares		Value

		IRON/STEEL - 1.5%
	805	Tata Steel Ltd.	$ 10,049

		LODGING - 1.3%
	4,696	Indian Hotels Co. Ltd.	8,677

		MINING - 12.9%
	7,938	Sesa Goa Ltd.	62,995
	1,309	Sterlite Industries India Ltd.	24,197
			87,192
		OIL & GAS - 7.1%
	2,094	Reliance Industries Ltd.	47,878

		PHARMACEUTICALS - 2.6%
	1,491	Cipla Ltd.	10,273
	11	Ranbaxy Laboratories Ltd. *	108
	229	Sun Pharmaceutical Industries Ltd.	7,153
			17,534
		SOFTWARE - 8.9%
	347	Financial Technologies India Ltd.	9,703
	897	HCL Technologies Ltd.	6,507
	946	Oracle Financial Sevices Software Ltd. *	43,582
			59,792
		TELECOMMUNICATIONS - 4.0%
	1,976	Bharti Airtel Ltd.	12,731
	3,864	Reliance Communications Ltd.	14,307
			27,038

		TOTAL COMMON STOCK ( Cost - $594,887)	566,166

		SHORT-TERM INVESTMENTS - 8.7%
		MONEY MARKET FUND - 8.7%
	58,671	UBOC Money Market Fund, to yield 0.02% **	58,671
		TOTAL SHORT-TERM INVESTMENTS ( Cost - $58,671)	58,671

		TOTAL INVESTMENTS - 92.6% ( Cost - $653,559) (a)	$624,837
		OTHER ASSETS LESS LIABILITIES - 7.4%	50,103
		NET ASSETS - 100.0%	$674,940

*	Non-income producing security.
**	Variable rate security. Rate disclosed is as of November 30, 2009.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes (including securities sold short) is substantially the same.
	At November 30, 2009 net unrealized depreciation for all securities was $(28,721). This consists of aggregate gross unrealized appreciation of
	$86,808 and aggregate gross unrealized depreciation of $(115,529).

Greenwich Advisors India Select Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2009 (Unaudited)

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP
	establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2009 for the Fund’s assets and liabilities  measured at fair value:

	Assets *	Level 1	Level 2	Level 3	Total
	Common Stocks	$ -	$ 566,166	-	$ 566,166
	Short - Term Investments	58,671	-	-	58,671
	Total	$ 58,671	566,166	-	$ 624,837
	The Fund did not hold any Level 3 securities during the period.
*	Refer to the Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenwich Advisors Trust

By

/s/ Suhas Kundapoor

       Suhas Kundapoor, President

Date

1/27/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Suhas Kundapoor

       Suhas Kundapoor, President

Date

1/27/10

By

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

1/27/10